Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000202455 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000202455 | Financial
Holdings [Line Items]
Percent of Total Investments	20.60%
C000202455 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202455 | Industrial
Holdings [Line Items]
Percent of Total Investments	16.60%
C000202455 | Technology
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202455 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202455 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	29.30%
C000202455 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202455 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202455 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000202455 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000202455 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202455 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202455 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202455 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202455 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202455 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	95.30%
C000202455 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202455 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202455 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202455 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202455 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202452 | Financial
Holdings [Line Items]
Percent of Total Investments	15.30%
C000202452 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	18.40%
C000202452 | Technology
Holdings [Line Items]
Percent of Total Investments	25.30%
C000202452 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202452 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	23.50%
C000202452 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202452 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202452 | Communications
Holdings [Line Items]
Percent of Total Investments	13.50%
C000202452 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	96.00%
C000202452 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202452 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202452 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202452 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202461 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.00%
C000202461 | General Obligation
Holdings [Line Items]
Percent of Total Investments	39.70%
C000202461 | Education
Holdings [Line Items]
Percent of Total Investments	15.30%
C000202461 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.60%
C000202461 | Airport
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202461 | Development
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202461 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	16.70%
C000202461 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202461 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.00%
C000202461 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202461 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202461 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	90.70%
C000176698 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176698 | InvestmentType_Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	24.60%
C000176698 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	20.10%
C000176698 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	19.00%
C000176698 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000176698 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	11.10%
C000176698 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176695 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000176695 | Financial
Holdings [Line Items]
Percent of Total Investments	20.60%
C000176695 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	18.70%
C000176695 | Industrial
Holdings [Line Items]
Percent of Total Investments	16.60%
C000176695 | Technology
Holdings [Line Items]
Percent of Total Investments	10.50%
C000176695 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176695 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	29.30%
C000176695 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176695 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176695 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000176695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176695 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176695 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176695 | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176695 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176695 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	95.30%
C000176695 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176695 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176695 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176695 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176695 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176701 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176701 | General Obligation
Holdings [Line Items]
Percent of Total Investments	39.70%
C000176701 | Education
Holdings [Line Items]
Percent of Total Investments	15.30%
C000176701 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.60%
C000176701 | Airport
Holdings [Line Items]
Percent of Total Investments	6.40%
C000176701 | Development
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176701 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	16.70%
C000176701 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176701 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	4.00%
C000176701 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176701 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176701 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	90.70%
C000176693 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	15.00%
C000176693 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	15.60%
C000176693 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176693 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	11.60%
C000176693 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	16.80%
C000176693 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	19.20%
C000176693 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176693 | InvestmentType_Open-End Fund
Holdings [Line Items]
Percent of Total Investments	18.70%
C000176694 | Financial
Holdings [Line Items]
Percent of Total Investments	19.60%
C000176694 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.70%
C000176694 | Industrial
Holdings [Line Items]
Percent of Total Investments	20.10%
C000176694 | Technology
Holdings [Line Items]
Percent of Total Investments	10.60%
C000176694 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176694 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	24.30%
C000176694 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176694 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176694 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	95.30%
C000176694 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176694 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176694 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176694 | InvestmentType_REIT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176694 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176694 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176699 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	6.90%
C000176699 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	16.50%
C000176699 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	33.70%
C000176699 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176699 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176699 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000176699 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000176699 | Government
Holdings [Line Items]
Percent of Total Investments	6.80%
C000176699 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	16.50%
C000176699 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176699 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176699 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000176699 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	31.60%
C000176699 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	10.80%
C000176699 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	11.50%
C000176699 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	9.60%
C000226067 | Financial
Holdings [Line Items]
Percent of Total Investments	15.60%
C000226067 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.60%
C000226067 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.50%
C000226067 | Technology
Holdings [Line Items]
Percent of Total Investments	28.60%
C000226067 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226067 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000226067 | Communications
Holdings [Line Items]
Percent of Total Investments	13.60%
C000226067 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	7.50%
C000226067 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	97.80%
C000226067 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000226067 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202454 | Financial
Holdings [Line Items]
Percent of Total Investments	19.60%
C000202454 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	20.70%
C000202454 | Industrial
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202454 | Technology
Holdings [Line Items]
Percent of Total Investments	10.60%
C000202454 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202454 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	24.30%
C000202454 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202454 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202454 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	95.30%
C000202454 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202454 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202454 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202454 | InvestmentType_REIT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202453 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	15.00%
C000202453 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	15.60%
C000202453 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202453 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202453 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	16.80%
C000202453 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	19.20%
C000202453 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202453 | InvestmentType_Open-End Fund
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202459 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	6.90%
C000202459 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202459 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	33.70%
C000202459 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	13.50%
C000202459 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202459 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000202459 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202459 | Government
Holdings [Line Items]
Percent of Total Investments	6.80%
C000202459 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202459 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	13.50%
C000202459 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202459 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000202459 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	31.60%
C000202459 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202459 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202459 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	9.60%
C000226066 | Financial
Holdings [Line Items]
Percent of Total Investments	15.60%
C000226066 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.60%
C000226066 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.50%
C000226066 | Technology
Holdings [Line Items]
Percent of Total Investments	28.60%
C000226066 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226066 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000226066 | Communications
Holdings [Line Items]
Percent of Total Investments	13.60%
C000226066 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	7.50%
C000226066 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	97.80%
C000226066 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000226066 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202460 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000202460 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202460 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000202460 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202460 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202460 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202460 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202460 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202460 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202460 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202460 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202460 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202460 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202460 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	78.20%
C000202460 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202460 | InvestmentType_Senior Loan
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202456 | Financial
Holdings [Line Items]
Percent of Total Investments	18.50%
C000202456 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.20%
C000202456 | Industrial
Holdings [Line Items]
Percent of Total Investments	8.70%
C000202456 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.30%
C000202456 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202456 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202456 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202456 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000202456 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	79.40%
C000202456 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.30%
C000202456 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202456 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202456 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176692 | Financial
Holdings [Line Items]
Percent of Total Investments	15.30%
C000176692 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	18.40%
C000176692 | Technology
Holdings [Line Items]
Percent of Total Investments	25.30%
C000176692 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176692 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	23.50%
C000176692 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176692 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176692 | Communications
Holdings [Line Items]
Percent of Total Investments	13.50%
C000176692 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	96.00%
C000176692 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176692 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176692 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176692 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176696 | Financial
Holdings [Line Items]
Percent of Total Investments	18.50%
C000176696 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.20%
C000176696 | Industrial
Holdings [Line Items]
Percent of Total Investments	8.70%
C000176696 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.30%
C000176696 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	25.50%
C000176696 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176696 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176696 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000176696 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	79.40%
C000176696 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.30%
C000176696 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176696 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176696 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202458 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202458 | InvestmentType_Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	24.60%
C000202458 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202458 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	19.00%
C000202458 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202458 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	11.10%
C000202458 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176700 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000176700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176700 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000176700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176700 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176700 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176700 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176700 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176700 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176700 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176700 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176700 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176700 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	78.20%
C000176700 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176700 | InvestmentType_Senior Loan
Holdings [Line Items]
Percent of Total Investments	8.60%